Income Taxes - Schedule of Principal Components of Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred revenue	$ 1,220,370	$ 1,608,723
Accrued expenses and other liabilities	246,452	63,972
Net operating loss carrying forwards	23,845,672	24,662,909
Gross current deferred tax assets	25,312,494	26,335,603
Less: valuation allowance	(23,839,888)	(24,715,317)
Total deferred tax assets	1,472,606	1,620,286
Deferred tax liabilities:
Account receivable and other assets	(14,632)	(220,222)
Intangible assets	(14,050)	(16,374)
Total deferred tax liabilities	$ (28,682)	$ (236,596)